14. Post-employment benefits (Tables)	6 Months Ended
Jun. 30, 2020
Postemployment Benefits Abstract
Schedule of post-employment benefits
	06.30.2020	12.31.2019
Liabilities
Petros Pension Plan - Renegotiated (PPSP-R)	5,585	10,231
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,614	3,264
Petros Pension Plan - Renegotiated - Pre-70	1,333	−
Petros Pension Plan - Non-renegotiated - Pre-70	951	−
Petros 2 Pension Plan	439	989
AMS Medical Plan	8,056	11,986
Other plans	19	24
Total	17,997	26,494
Current	668	887
Non-current	17,329	25,607

Schedule of pension and medical benefits

The table below presents the reconciliation of the deficit of Petros Plan registered by Petros as of December 31, 2019, according to the standards issued by CNPC and according to international accounting standards (IAS 19):

		2019
	PPSP-R	PPSP-NR
Deficit registered by Petros	573	271
Financial assumptions	3,326	906
Ordinary and additional sponsor contributions	3,305	811
Changes in fair value of plan assets (*)	2,217	1,193
Others (including Actuarial valuation method)	810	83
Net actuarial liability registered by the Company	10,231	3,264
(*) Balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.

Schedule of actuarial assumptions

The actuarial assumptions used to carry out the intermediate revision of May 2020, compared with those adopted in the revision of December 2019, were revised and have not changed, except for the assumptions presented below:

				06.30. 2020				12.31.2019
	PPSP-R	PPSP-NR	PP2	AMS	PPSP-R	PPSP-NR	PP2	AMS
Discount rate (excluding inflation)	4.18%	4.12%	4.56%	4.34%	3.40%	3.37%	3.56%	3.46%

Schedule of net defined benefits

Changes in the net defined benefits are set out as follows:

	Pension Plans			Medical Plan
	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other plans	Total
Balance at January 1, 2019	7,152	2,880	411	12,236	71	22,750
Discontinued operations	(399)	(176)	(17)	(651)	(1)	(1,244)
Remeasurement effects recognized in other comprehensive income	4,155	815	527	89	3	5,589
Current service cost	51	6	40	208	2	307
Interest income and expenses	510	205	35	1,024	5	1,779
Contributions paid	(340)	(107)	-	(442)	(7)	(897)
Payments related to Term of financial commitment	(717)	(269)	-	-	-	(985)
Others	-	-	-	-	(48)	(48)
Cumulative Translation Adjustment	(181)	(90)	(7)	(478)	(1)	(757)
Balance at December 31, 2019	10,231	3,264	989	11,986	24	26,494
Current	348	163	−	376	−	887
Non-current	9,883	3,101	989	11,610	24	25,607
Balance at December 31, 2019	10,231	3,264	989	11,986	24	26,494
Remeasurement effects recognized in other comprehensive income
(Gains) / Losses - financial assumptions	(182)	(112)	(348)	(1,067)	(4)	(1,713)
(Gains) / Losses - experience - additional contributions	54	87	-	-	-	141
Experience (gains) / losses	(421)	310	-	-	-	(111)
Debt instrument - contribution for the equalization of the deficit	203	95	-	-	-	298
Cost of past service - regulation change	-	-	-	-	-	−
Reduction in the ump sum death benefit	(241)	(111)	-	-	-	(352)
Other changes	32	15	-	-	-	47
Current service cost	4	-	39	115	-	158
Interest income and expenses	206	86	38	334	2	666
Contributions paid	(133)	(41)	-	(148)	(1)	(323)
Payments related to Term of financial commitment	(173)	(163)	-	-	-	(336)
Others	-	-	1	-	4	5
Cumulative Translation Adjustment	(2,662)	(865)	(280)	(3,164)	(6)	(6,977)
Balance at June 30, 2020	6,918	2,565	439	8,056	19	17,997
Current	265	126	-	277	-	668
Non-current	6,653	2,439	439	7,779	19	17,329
Balance at June 30, 2020	6,918	2,565	439	8,056	19	17,997

(*) Balances segregated on January 1, 2020, following the split approval on December 27, 2019.

Schedule of pension and medical benefit expenses

Pension and medical benefit expenses, net recognized in the statement of income are set out as follows:

	Pension Plans			Medical Plan
	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Related to active employees	26	26	68	208	1	329
Related to retired employees	178	59	9	241	1	488
Net costs for Jan-Jun/2020	204	85	77	449	2	817
Net costs for Jan-Jun/2019	288	108	39	631	4	1,070
Related to active employees	11	24	43	104	2	184
Related to retired employees	58	19	4	108	−	189
Net costs for Apr-Jun/2020	69	43	47	212	2	373
Net costs for Apr-Jun/2019	141	53	19	309	5	527